Leases - Lease Term and Discount Rate (Details)	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Leases [Abstract]
Weighted average remaining lease term (years)	2 years 10 months 24 days	2 years 7 months 6 days	2 years 8 months 12 days
Weighted average discount rate	3.90%	4.50%	4.90%